LOANS RECEIVABLE (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2020 CAD ($) shares $ / shares	Nov. 25, 2019 CAD ($)	Oct. 16, 2017 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure Of Loans Receivables [Line Items]
Proceeds from loans receivable				$ 526	$ (800)
Notes and loans receivable				500	1,372
Revelo Resources Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Proceeds from non-current borrowings			$ 400
Borrowings, interest rate			1.00%
Bonus from notes receivable issued			$ 20
Proceeds from loans receivable				526
Notes and loans receivable				0	526
Norden Crown Metals Corp. (formerly Boreal Metals Corp.) [Member]
Disclosure Of Loans Receivables [Line Items]
Loan authorised		$ 800
Borrowings, interest rate	0.65%	8.08%
Percentage of loan fee		5.00%
Loan fee		$ 40
Number of aggregate units received | shares	7,368,304
Warrants exercise price | $ / shares	$ 0.11
Notes and loans receivable	$ 482			$ 500	$ 846